Commitments and Contingencies (Details Textual)	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 08, 2012 USD ($)	Dec. 31, 2014 Pollution Insurance Coverage for Vessel [Member] USD ($)
Operating Leases, Rent Expense		€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range	25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range	40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums	1,000,000
General Insurance Expense				1,000,000,000
Hire Amount Outstanding			$ 356,000